Significant Accounting Policies (Details)						1 Months Ended			12 Months Ended
	Oct. 06, 2023 MYR (RM)	May 10, 2022 MYR (RM) shares	Oct. 12, 2021 MYR (RM) shares	Aug. 12, 2021 MYR (RM) shares	Jul. 12, 2021 MYR (RM) shares	May 26, 2023 MYR (RM) shares	Dec. 31, 2021 MYR (RM) shares	Sep. 23, 2021 MYR (RM) shares	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 27, 2023	Apr. 17, 2023 shares	Jun. 30, 2022 MYR (RM)	Mar. 16, 2022 MYR (RM) shares	Mar. 14, 2022 MYR (RM) shares	Jun. 30, 2021 MYR (RM)
Significant Accounting Policies (Details) [Line Items]
Ordinary shares												1
Equity interest percentage						51.00%					100.00%	100.00%
Total consideration | RM	RM 1					RM 1
Consideration paid value | RM		RM 1	RM 100				RM 1
Issued capital									RM 23,308,795	$ 4,992,246			RM 4,416	RM 1	RM 1	RM 4
Expected year term									1 year
ARB Distribution Sdn [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares						10
Equity interest percentage						10.00%
ARB Logistic Technologies Sdn [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares				51,000	49,000
Equity interest percentage					49.00%
Consideration paid value | RM					RM 49,000
ARB Techsymbol Sdn [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest percentage				51.00%
Consideration paid value | RM				RM 51,000
ARB R&D Sdn. Bhd. [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares		1						1
ARB Innovation Sd [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest percentage								100.00%
Consideration paid value | RM								RM 8,000,001
Expected year term									1 year
ARB AI Agro Sdn. Bhd. [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares			100
ARB Agro Technology Sdn [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest percentage			10.00%				1.00%
ARB AI Sdn. Bhd. [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares							1,000,000
ARB Information Sdn [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares															1
ARB AI Technology Sdn.[Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares														1
ARB R1 Technology Sdn [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest percentage		100.00%